TRADE RECEIVABLES - TRADE RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
TRADE RECEIVABLES [abstract]
Trade receivables	¥ 4,148,413			¥ 3,369,331
Including: receivables from related parties	2,808,052			730,061
Less: Provision for impairment of receivables	(6,203)			(4,965)	¥ (8,395)	¥ (7,003)
Trade receivables, net	¥ 4,142,210	$ 636,646		¥ 3,364,366

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.